UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-9575

MEEHAN MUTUAL FUNDS, INC.

(Exact name of Registrant as Specified in Charter)

7250 Woodmont Avenue
Suite 315
Bethesda, MD 20814

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-866-884-5968

THOMAS P. MEEHAN, PRESIDENT

7250 Woodmont Avenue
Suite 315
Bethesda, MD 20814

(Name and Address of Agent for Service)

Copy to:

ROBERT J. ZUTZ, ESQ.

K&L Gates LLP
1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments

	Share	Market	Pct.
Security	Quantity	Value ($)	Assets

COMMON STOCK

Consumer Discretionary
Avon Products Inc.	20,000	409,000	1.6
Carmax Inc. *	56,000	463,120	1.9
Fastenal Co.	32,000	1,093,760	4.4
Liberty Media Entertainment - A *	14,000	256,900	1.0
Liberty Media Interactive - A *	17,500	54,950	0.2
Western Union Co.	57,000	778,620	3.1
Total Consumer Discretionary		3,056,350	12.1

Consumer Staples
Diageo PLC ADR	23,000	1,249,820	5.0
General Mills Inc.	2,000	118,300	0.5
Nestle SA ADR	37,500	1,291,875	5.2
Procter & Gamble Co.	16,000	872,000	3.5
Total Consumer Discretionary		3,531,995	14.2

Energy
ConocoPhillips	12,000	570,360	2.3
Crosstex Energy	54,500	180,940	0.7
Devon Energy Corp.	13,000	800,800	3.3
Total Energy		1,552,100	6.3

Financials
American Express	40,000	669,200	2.7
Berkshire Hathaway Inc. - B *	1,000	2,989,000	12.0
Progressive Corp. Ohio	28,000	340,200	1.4
Wesco Financial Corp.	2,200	663,542	2.7
Total Financials		4,661,942	18.8

Health Care
Amgen Inc. *	7,000	383,950	1.5
Biogen Idec Inc. *	6,000	291,900	1.2
Johnson & Johnson	18,000	1,038,420	4.2
Novartis AG ADR	22,000	907,720	3.7
Pfizer Inc	50,000	729,000	2.9
Wellpoint Inc. *	22,000	911,900	3.7
Total Health Care		4,262,890	17.2

Industrials
3M Co.	10,000	537,900	2.2
Automatic Data Process.	30,000	1,089,900	4.4
Terex *	50,000	592,000	2.4
United Parcel Service - B	15,000	637,350	2.6
YRC Worldwide Inc. *	52,000	149,760	0.6
Total Industrials		3,006,910	12.2

Information Technology
Cisco Systems Inc. *	40,000	598,800	2.4
EMC *	40,000	441,600	1.8
Microsoft	40,000	684,000	2.8
eBay Inc. *	35,000	420,700	1.7
Total Information Technology		2,145,100	8.7

Materials
Methanex Corp.	18,983	147,498	0.6
Total Materials		147,498	0.6

Telecommunications Services
Nokia Corp	70,000	858,900	3.5
Total Telecommunications Services		858,900	3.5

Utilities
AES Corp. *	21,250	168,088	0.7
Total Utilities		168,088	0.7

TOTAL COMMON STOCK (Cost $27,595,538)		23,391,773	94.3

Exchange Traded Funds
Emerging Markets Index	25,000	566,250	2.3
Total Exchange Traded Funds (Cost $646,338)		566,250	2.3

Cash and Short-Term Investments
First Western Bank Collective Asset	873,146	873,146	3.4

Total investments (Cost $29,115,022)		24,831,169	100.0
Other Assets Less Liabilities		-10,433	0.0

TOTAL NET ASSETS		24,820,736	100.0

* Non-income producing investments

At January 31, 2009, unrealized appreciation of investments for tax purposes was as follows:

Appreciation	$ 1,810,553
Depreciation	(6,094,407)
Net appreciation on investments	$ (4,283,854)

At January 31, 2009, the cost of investments for federal income tax purposes was $29,115,022.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Meehan Mutual Funds, Inc. have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Meehan Mutual Funds, Inc. that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Meehan Mutual Funds, Inc. as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEEHAN MUTUAL FUNDS, INC.

Date: March 27, 2009

/s/ Thomas P. Meehan
Thomas P. Meehan
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MEEHAN MUTUAL FUNDS, INC.
Date: March 27, 2009

/s/ Thomas P. Meehan
Thomas P. Meehan
Principal Executive Officer
Date: March 27, 2009

/s/ Paul P. Meehan
Paul P. Meehan
Principal Financial Officer